FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivative [Line Items]
Collateral Paid	$ 291,150	$ 213,677
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(324,768)	(471,340)
Derivatives Contracts
Disclosure of financial assets investments and derivative [Line Items]
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	$ (99,548)	$ (471,340)